Information Concerning the Group's Consolidated Operations - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 12, 2021	Mar. 04, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated operations [line items]
Decrease (increase) in financial income and expenses					$ 6,500,000
Decrease (increase) in net foreign exchange gain				$ 8,700,000	1,300,000
Decrease (increase) in interest income and expenses				1,200,000	5,000,000.0	$ 4,500,000
Decrease (increase) in foreign exchange derivatives fair value adjustment					3,200,000	200,000
Other immaterial variances				200,000	300,000
Credits and net operating loss carryforwards				(157,823,000)	$ (141,954,000)	(102,112,000)
Carryforwards limit that can be offset against future taxable profit, additional percentage of profit exceeding the limit					50.00%
Revenue from performance obligation			$ 27,600,000
Products & services				27,072,000	$ 23,003,000	7,373,000
Decrease /increase in financial income				7,800,000
Foreign exchange gain				11,860,000	3,155,000	4,481,000
Decrease /increase in financial Expenses				9,800,000	13,900,000
Increase/ Decrease in foreign exchange losses				11,800,000	13,200,000
Net foreign exchange loss				2,130,000	13,885,000	671,000
Increase Decrease In Financial Expenses Lease Debt				1,400,000	1,000,000.0
Recognition of previously deferred upfront payments		$ 19,400,000		0	20,291,000	0
Upfront amount	$ 20,000,000			20,000,000.0
Milestone revenue				5,000,000.0
Increase in other financial revenue				300,000
Increase in interest expenses				300,000
ALLO715 [Member]
Consolidated operations [line items]
Revenue from performance obligation						10,000,000.0
Top of Range [member]
Consolidated operations [line items]
Carryforwards limit that can be offset against future taxable profit					1,000,000.0
France [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				387,000,000	325,000,000	246,000,000
United States [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				$ 286,300,000	$ 160,000,000	$ 162,000,000
Client A [member]
Consolidated operations [line items]
Percentage of Revenue				45.00%	64.00%	36.00%
Client B [member]
Consolidated operations [line items]
Percentage of Revenue				35.00%	25.00%	28.00%
Calyxt [Member] | High Oleic Soyabean Oil [Member]
Consolidated operations [line items]
Products & services				$ 27,000,000.0
Calyxt [Member] | United States [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				228,500,000
Calyxt [Member] | United States [member] | Federal Tax Authority [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				173,300,000
Calyxt [Member] | United States [member] | State And Local Tax Authority [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				$ 55,200,000
Tax Effect Of Tax Losses Expiration Period				2027 and 2041
Calyxt [Member] | United States [member] | Indefinite Carry Forward [Member] | Federal Tax Authority [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				$ 131,300,000
Calyxt [Member] | United States [member] | 2032 and beyond [Member] | Federal Tax Authority [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards				$ 41,900,000
Client C [Member]
Consolidated operations [line items]
Percentage of Revenue				18.00%